MAGNUS INTERNATIONAL                                101 Convention Center Drive
RESOURCES INC.                                      7th Floor, Las Vegas, Nevada
                                                                    U.S.A. 89109
                                                             Tel: (888) 888-1494




April 22, 2005

SECURITIES AND EXCHANGE COMMISSION
----------------------------------
450 5th Street N.W.
Washington, D.C.
U.S.A., 20549 - 0405

Attention:     Mr. Jason Wynn, Division of Corporation Finance
--------------------------------------------------------------

Dear Mr. Wynn:

Re:            Magnus International Resources Inc. (the "Company")
               ---------------------------------------------------
               Preliminary Information Statement on Schedule 14C
               -------------------------------------------------

     We are pleased to advise that the Company has now amended its Preliminary Information Statement on Schedule 14C (the "Schedule 14C") in accordance with the comments of the reviewing staff (the "Staff") of the Securities and Exchange Commission (the "SEC") as set forth in the SEC's comment letter dated April 11, 2005 (the "SEC Letter").


     The following, we confirm, are responses addressing the comments in the SEC Letter. We also confirm that the comments in the SEC letter are sequentially numbered and that the answers set forth hereinbelow refer to each of the comments by number and by citing the location of each response thereto in the
Schedule 14C.


Creation of Preferred Stock
---------------------------


1. The Staff's comment has been noted and we confirm that the Schedule 14C has been revised under the heading "Creation of Preferred Stock" to indicate that the Board of Directors of the Company do not have any current plans, proposals, or arrangements written or otherwise at this time to issue the additional 900,000 preferred shares, which are being created.


Purpose and Effects of the Creation of Preferred Stock
------------------------------------------------------


2. The Staff's comment has been noted and we confirm that we have revised the disclosure under the heading "Purpose and Effects of the Creation of Preferred Stock" to include further disclosure explaining how the Company reached the conclusion that the issuance of the 100,000 shares of Series "A" preferred stock to management will create long term stability of management as follows:.

MAGNUS INTERNATIONAL                                101 Convention Center Drive
RESOURCES INC.                                      7th Floor, Las Vegas, Nevada
                                                                    U.S.A. 89109
                                                             Tel: (888) 888-1494




     "The Board of Directors of the Company believes that the future value of the Company and the value to its shareholders lies in the properties, mineral rights, mining permits and licenses owned by the Company, which may become the target of a takeover, whether hostile or friendly, by larger mineral development companies. Therefore, the Board of Directors and majority of the shareholders of the Company have determined that Graham Taylor, the current President, CEO, CFO, Secretary, Treasurer and director of the Company, is the best person to evaluate offers and determine whether a particular takeover offer or asset purchase offer would be the best offer for the Company. Therefore, the Board of Directors has decided to create the above mentioned 100,000 Series "A" Preferred Shares and to issue them to Graham Taylor so that he is able to remain in control of management and have control of such determinations."


Company Acknowledgements
------------------------


     In connection with our filing of our amended Schedule 14C via EDGAR on April 22, 2005, we acknowledge that:

     (i) the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

     (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

     (iii) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                            Yours very truly,
                                            Magnus International Resources Inc.
                                            -----------------------------------



                                            Per:          /s/ Graham Taylor
                                                 -------------------------------
                                                 Graham Taylor, President & CEO